OTHER REAL ESTATE OWNED (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Other Real Estate	$ 286	$ 598
Land [Member]
Other Real Estate	139	151
One To Four Family Residential [Member]
Other Real Estate	147	47
Multifamily [Member]
Other Real Estate	$ 0	$ 400